Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,041,226.04
Total Fee Amount	281.89
Total Offset Amount	0.00
Net Fee	$ 281.89
Offering Table N/A
Offset Table N/A	N/A